Schedule of property plant and equipment (Details) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
IfrsStatementLineItems [Line Items]
At 1 January 2026	€ 1,233
At 30 June 2026	1,403
Assets under construction [member]
IfrsStatementLineItems [Line Items]
At 1 January 2026	412
At 30 June 2026	122
Machinery [member]
IfrsStatementLineItems [Line Items]
At 1 January 2026	357
At 30 June 2026	834
Office equipment [member]
IfrsStatementLineItems [Line Items]
At 1 January 2026	23
At 30 June 2026	24
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
At 1 January 2026	441
At 30 June 2026	423
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
At 1 January 2026	2,601
Additions	238
Disposals	(30)
Transfers
Exchange differences	79
At 30 June 2026	2,888
Gross carrying amount [member] | Assets under construction [member]
IfrsStatementLineItems [Line Items]
At 1 January 2026	412
Additions	154
Disposals
Transfers	(464)
Exchange differences	20
At 30 June 2026	122
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
At 1 January 2026	1,502
Additions	17
Disposals
Transfers	464
Exchange differences	42
At 30 June 2026	2,025
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
At 1 January 2026	26
Additions	3
Disposals
Transfers
Exchange differences	1
At 30 June 2026	30
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
At 1 January 2026	661
Additions	64
Disposals	(30)
Transfers
Exchange differences	16
At 30 June 2026	711
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
At 1 January 2026	(1,368)
Disposals	30
At 30 June 2026	(1,485)
Charge for the period	(108)
Exchange differences	(39)
Accumulated depreciation and amortisation [member] | Assets under construction [member]
IfrsStatementLineItems [Line Items]
At 1 January 2026
Disposals
At 30 June 2026
Charge for the period
Exchange differences
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
At 1 January 2026	(1,145)
Disposals
At 30 June 2026	(1,191)
Charge for the period	(14)
Exchange differences	(32)
Accumulated depreciation and amortisation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
At 1 January 2026	(3)
Disposals
At 30 June 2026	(6)
Charge for the period	(3)
Exchange differences
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
At 1 January 2026	(220)
Disposals	30
At 30 June 2026	(288)
Charge for the period	(91)
Exchange differences	€ (7)